Debt - Schedule of Debt (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 15, 2025	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Less revolver issuance costs		$ (127)	$ (151)
Loans payable, current		7,873	10,931
Less issuance costs on convertible debt		(74)	(81)
Loans payable, non-current		58,709	58,077
Long-term debt		66,582	74,014
Related Party
Debt Instrument [Line Items]
Loans payable, non-current		0	5,006
Loans Payable | Related Party
Debt Instrument [Line Items]
Loans payable, non-current			5,006
Paycheck Protection Program Loan | Loans Payable
Debt Instrument [Line Items]
Paycheck Protection Program Loan		0	82
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Convertible Debt, Noncurrent		58,007	55,239
Embedded derivative		776	2,919
Initial measurement which represents the gross proceeds received less fair value of the embedded derivative		50,260	50,260
Paid-in-Kind notes issued	$ 1,703	5,012	3,309
Debt, accrued PIK interest		153	159
Amortization of debt issuance costs and discounts		2,582	1,511
Revolving Credit Facility | Revolver | Revolver
Debt Instrument [Line Items]
Line of Credit, Current		$ 8,000	$ 11,000